Depreciation and amortisation - Summary of Depreciation And Amortisation (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation of property, plant and equipment (refer note 5)	₨ 12,198	$ 161	₨ 10,615	₨ 9,865
Amortisation of intangible assets (refer note 6)	1,305	17	1,166	1,145
Depreciation of right of use assets (refer note 7)	261	3	245	230
Total	₨ 13,764	$ 181	₨ 12,026	₨ 11,240